Related party transactions Narrative (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details related party transactions Narrative [line items]
Share based payment expense related to key management	€ 37,000
Rent paid to Ailanthus (related party)	0	€ 113,000	€ 123,000
Convertible bond K EUR 1,000	€ 1,000,000
Convertible number of bonds	1,000
K EUR 1,000 convertible bond - max number of shares to be issued	509,904
Lease liabilities	€ 414,000
Lease payment office and production building Engimplan	€ 7,000
Percentage of Participation In JV RS PRINT		50.00%
Remaining shares RS Print	50.00%